NOTES PAYABLE AND CONVERTIBLE DEBENTURES - Maturity schedule (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
2024	$ 7,554,233
2025	7,557,658
2026	34,436,308
2027	16,267,295
Total Future Minimum Principal Payments	$ 65,815,494	$ 66,448,306